Expenses by Nature - Schedule of Summary of PPC’s Estimates of Timelines and Costs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	$ 101,595
Costs incurred since earliest implementation date	101,595
Pilgrim’s Food Masters [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	39,061
Costs incurred since earliest implementation date	39,061
Pilgrim's Europe Central [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	62,534
Costs incurred since earliest implementation date	62,534
Employee-related costs [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	72,763
Costs incurred since earliest implementation date	72,763
Employee-related costs [Member] | Pilgrim’s Food Masters [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	19,413
Costs incurred since earliest implementation date	19,413
Employee-related costs [Member] | Pilgrim's Europe Central [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	53,350
Costs incurred since earliest implementation date	53,350
Asset impairment costs [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	12,720
Costs incurred since earliest implementation date	12,720
Asset impairment costs [Member] | Pilgrim’s Food Masters [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	10,865
Costs incurred since earliest implementation date	10,865
Asset impairment costs [Member] | Pilgrim's Europe Central [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	1,855
Costs incurred since earliest implementation date	1,855
Contract termination costs [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	2,590
Costs incurred since earliest implementation date	2,590
Contract termination costs [Member] | Pilgrim’s Food Masters [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	845
Costs incurred since earliest implementation date	845
Contract termination costs [Member] | Pilgrim's Europe Central [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	1,745
Costs incurred since earliest implementation date	1,745
Other exit and disposal costs [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	13,522	[1]
Costs incurred since earliest implementation date	13,522	[1]
Other exit and disposal costs [Member] | Pilgrim’s Food Masters [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	7,938	[1]
Costs incurred since earliest implementation date	7,938	[1]
Other exit and disposal costs [Member] | Pilgrim's Europe Central [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	5,584	[1]
Costs incurred since earliest implementation date	$ 5,584	[1]

[1]	Comprised of other costs directly related to the restructuring initiatives, including Moy Park flock depletion, the write-off of Pilgrim’s Pride Ltd. prepaid maintenance costs and Pilgrim’s Food Masters consulting fees.